Consolidated Statements of Shareholders' Deficit - CAD ($)	Issued capital	Reserve of share-based payments	Retained earnings	Accumulated other comprehensive income	Total
Balance, equity at Jan. 31, 2020	$ 6,409,558	$ 3,521,907	$ (10,312,110)	$ (262,552)	$ (643,197)
Balance, shares at Jan. 31, 2020	41,218,008
Net income (loss)	$ 0	0	(210,654)	0	(210,654)
Foreign exchange translation	0	0	0	36,341	36,341
Balance, equity at Jan. 31, 2021	$ 6,409,558	3,521,907	(10,522,764)	(226,211)	(817,510)
Balance, shares at Jan. 31, 2021	41,218,008
Net income (loss)	$ 0	0	(1,622,000)	0	(1,622,000)
Foreign exchange translation	0	0	0	(62,433)	(62,433)
Balance, equity at Jan. 31, 2022	$ 7,755,830	4,034,929	(12,144,764)	(288,644)	(642,649)
Balance, shares at Jan. 31, 2022	51,557,959
Shares issued for private placement	$ 577,450	0	0	0	$ 577,450
Shares issued for private placement, shares	3,849,668				3,849,668
Share issuance costs	$ (80,512)	58,273	0	0	$ (22,239)
Shares issued cost, shares	0
Shares issued for subscription receipts	$ 969,131	0	0	0	969,131
Shares issued for subscription receipts, shares	6,460,872
Shares issuance costs 2	$ (131,914)	92,653	0	0	(39,261)
Shares issuance costs 2, shares	0
Shares issued for services	$ 12,117	0	0	0	$ 12,117
Shares issued for services, shares	29,411				29,411
Increase (decrease) through share-based payment transactions, equity	$ 0	335,194	0	0	$ 335,194
Forgiveness of debt with related party	0	16,925	0	0	16,925
Cash received from short sell fees	0	9,977	0	0	9,977
Net income (loss)	0	0	(1,769,501)	0	(1,769,501)
Foreign exchange translation	0	0	0	(28,358)	(28,358)
Balance, equity at Jan. 31, 2023	$ 8,176,210	4,078,941	(13,914,265)	(317,002)	(1,976,116)
Balance, shares at Jan. 31, 2023	54,866,625
Shares issued for private placement	$ 479,757	16,543	0	0	$ 496,300
Shares issued for private placement, shares	3,308,666				3,308,666
Share issuance costs	$ (59,377)	25,076	0	0	$ (34,301)
Shares issued cost, shares	0
Increase (decrease) through share-based payment transactions, equity	$ 0	$ 2,393	$ 0	$ 0	$ 2,393